Business Combination (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
	Sep. 30, 2024	Mar. 30, 2025		Mar. 31, 2024		Dec. 29, 2024	Dec. 31, 2023
Business Combination [Line Items]
Revenue		$ 82,740	[1]	$ 10,040	[1]	$ 108,742	$ 87,616
Net income		$ 8,127		$ (9,588)		(56,451)	$ (269,555)
General and Administrative Expense [Member]
Business Combination [Line Items]
Acquisition cost						7,200
SunPower Acquisition [Member]
Business Combination [Line Items]
Payment of aggregate consideration	$ 54,500
Net of cash acquired	$ 1,000
Revenue						(83,800)
Net income						$ (6,500)

[1]	Includes revenue, cost of revenues and commission expense attributable to related parties of $0.6 million, $0.2 million and $0.4 million in the thirteen weeks ended March 30, 2025. There were no related party amounts included the thirteen weeks ended March 31, 2024. Refer to Note 18 - Related Parties for details.